Significant Accounting Policies - Additional Information (Detail)			12 Months Ended
	Jan. 07, 2018 shares	Jun. 27, 2017 shares	Dec. 31, 2017 EUR (€) shares	Dec. 31, 2016 shares	Dec. 31, 2015 shares
Disclosure of subsidiaries [line items]
Number of subsidiary			1
Potential additional ordinary shares			865,760	626,000	455,330
Orphan Europe [member]
Disclosure of subsidiaries [line items]
Re-invoicing of external costs | €			€ 0
Other income [member]
Disclosure of subsidiaries [line items]
Invoiced internal costs | €			€ 177,500
AGA 2016 [member] | ERYTECH Pharma S.A employees [member]
Disclosure of subsidiaries [line items]
Key management shares granted in share based compensation		8,652
AGA 2016 [member] | Announcing or commencing implementation of major restructuring [member] | ERYTECH pharma SA executive officers [member]
Disclosure of subsidiaries [line items]
Key management shares granted in share based compensation	40,500
BSA [member] | Board of directors [member]
Disclosure of subsidiaries [line items]
Key management shares granted in share based compensation		55,000
BSA [member] | Announcing or commencing implementation of major restructuring [member] | Board of directors [member]
Disclosure of subsidiaries [line items]
Key management shares granted in share based compensation	40,500
AGA 2017 [member] | ERYTECH Pharma S.A employees [member]
Disclosure of subsidiaries [line items]
Key management shares granted in share based compensation		74,475
AGA 2017 [member] | Announcing or commencing implementation of major restructuring [member] | ERYTECH pharma SA executive officers [member]
Disclosure of subsidiaries [line items]
Key management shares granted in share based compensation	86,940
AGA 2017 [member] | Announcing or commencing implementation of major restructuring [member] | ERYTECH Pharma S.A employees [member]
Disclosure of subsidiaries [line items]
Key management shares granted in share based compensation	27,000
SO2017 [member] | ERYTECH Pharma Inc employees [member]
Disclosure of subsidiaries [line items]
Key management shares granted in share based compensation		22,200
SO2017 [member] | Announcing or commencing implementation of major restructuring [member] | ERYTECH Pharma Inc employees [member]
Disclosure of subsidiaries [line items]
Key management shares granted in share based compensation	40,500
SO2017 [member] | Announcing or commencing implementation of major restructuring [member] | ERYTECH Pharma Inc employees [member]
Disclosure of subsidiaries [line items]
Key management shares granted in share based compensation	56,703
Software licenses [member]
Disclosure of subsidiaries [line items]
Useful lives or depreciation rates property plant and equipment			5
Bottom of range [member] | Software licenses [member]
Disclosure of subsidiaries [line items]
Useful lives or depreciation rates property plant and equipment			1